UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               --------------

Check here if Amendment [x ]; Amendment Number:   1
                                                 ---
   This Amendment (Check only one.):        [ ]  is a restatement.
                                            [x]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Hovde Capital Advisors LLC
Address:          1826 Jefferson Place, NW
                  Washington, D.C. 20036

Form 13F File Number:  28-10714
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard J. Perry, Jr.
Title:   Managing Member
Phone:   (202) 822-8117

Signature, Place, and Date of Signing:

  /s/ Richard J. Perry, Jr.        Washington, D.C.           December 19, 2008
  -------------------------        ----------------           -----------------
     [Signature]                    [City, State]               [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     4

Form 13F Information Table Value Total:     $211,962 (thousands)
                                            --------------------



List of Other Included Managers:            None



Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



                           FORM 13F INFORMATION TABLE



           COLUMN 1       COLUMN 2     COLUMN 3     COLUMN 4        COLUMN 5     COLUMN 6      COLUMN 7         COLUMN 8
           --------       --------     --------    ---------        --------     --------      --------        --------
             NAME         TITLE OF      CUSIP       VALUE     SHRS OR  SH/  PUT/ INVESTMENT     OTHER       VOTING AUTHORITY
             ----         --------      -----       -----     -------  ---  ---- ----------     -----       ----------------
                           CLASS                   (x$1,000)  PRN AMT  PRN  CALL DISCRETION    MANAGERS  SOLE    SHARED       NONE
                           -----                   ---------  -------  ---  ---- ----------    --------  -------------------------
ARGO GROUP INTERNATIONAL  COM          G0464B107  $ 14,379     404,804  SH         SOLE         NONE             329,665      75,139
ASPEN INSURANCE HOLDINGS  SHS          G05384105  $ 12,961     491,336  SH         SOLE         NONE             400,415      90,921
ENDURANCE SPECIALTY       SHS          G30397106  $ 12,758     348,575  SH         SOLE         NONE             283,875      64,700
SELECT SECTOR SPDR TR     SBI Int-Finl 81369Y605  $171,864   6,910,500      Call   SOLE         NONE           5,383,800   1,526,700


Total                                             $211,962
